Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

42.  Subsequent events

The 7.7 and 7.6 magnitude earthquakes centered in Kahramanmaras, which occurred in our country on 6 February 2023, effected eleven provinces and caused significant loss of life and property. The process of evaluating the effects of earthquakes on the Group's activities and consolidated financial statements is in progress.

In accordance with the option provided by the Capital Markets Board's decision dated 9 February 2023, due to the earthquake disaster on 6 February 2023, epicenter of which was Kahramanmaras, that caused a devastation and loss of lives, Board of Directors of Turkcell has resolved to make in-kind and/or cash donation and provide all the appropriate benefits and aid up to TL 3.5 billion to the earthquake victims directly and/or through the Ministry of Interior Disaster and Emergency Management Presidency, the Turkish Red Crescent and/or other institutions and organizations announced by mentioned agencies. The donation and contributions will be presented to shareholders for approval at the first General Assembly meeting to be held where shareholders will be comprehensively informed about the details.

Turkcell Dijital Teknolojileri Ltd., in which the Company's subsidiaries Lifecell Digital has 99.9998% and Kibris Telekom has 0.0002% shareholding, respectively, has been incorporated. Registration and announcement of the respective company have been completed on 26 January 2023. The company, which will operate in electronic payment services in the Turkish Republic of Northern Cyprus, has a paid-in capital of TL 500.

Within the scope of our Board of Directors' share buy-back decisions on 27 July 2016 and the following dates, the Company purchased a total of 1,000,000 shares at a price range of TL 33.46 – 34.00 with an average of TL 33.88 totalling TL 33,884 on 17 February 2023.

42.  Subsequent events (continued)

On 1 February 2023, Turkcell Odeme has issued a new lease certificate amounting up to TL 150,000  with the maturity of 3 May 2023 within the scope of TL 1,000,000 issuance ceiling approved by the CMB to be sold to institutional investors in domestic market without public offering.

On 6 March 2023, Turkcell Finansman has issued a new coupon bond amounting up to TL 250,000 with the maturity of 5 September 2023 within the scope of TL 1,000,000 issuance ceiling approved by the CMB to be sold to institutional investors in domestic market without public offering.

With the Law No. 7440 on the “Restructuring of Certain Receivables and Amending Some Laws” published in the Official Gazette dated 12 March 2023, an additional tax of 5% to 10% was imposed on corporate taxpayers over the exemptions and deductions taken into consideration in corporate tax calculations for the fiscal year of 2022. The first instalment of the additional tax will be paid within the payment period of the corporate tax, and the second instalment will be paid in the fourth month following this period, and the related payments will not be considered as an expense in the determination of corporate income.

As per the decision of the Company's Board of Directors dated 13 April 2023; it has been decided on the acquisition of the 33.3% share of Sofra Kurumsal ve Ödullendirme Hizmetleri A.S. ("Sofra") by the Company's 100% owned subsidiary Turkcell Odeme ve Elektronik Para Hizmetleri A.S. ("TOHAS"), which has 33.3% shareholding in it, from Belbim Elektronik Para ve Odeme Hizmetleri A.S., one of the other shareholders of Sofra, for TL 763, by exercising its pre-emption right pursuant to the existing Shareholders Agreement.

Upon the Company's application to the ICTA within the legal period for the extension of the term of the GSM (2G) License Agreement which we have signed with ICTA and is valid until 27 April 2023, the ICTA has informed the Company in writing that a decision has been made to extend of the term of the GSM License Agreement and the usage rights of frequencies allocated to Turkcell in the 900 MHz band until 30 April 2029 in accordance with the “Procedures and Principles for Determining the Term Extension Conditions of the GSM License Agreements and GSM 1800 License Agreement”. In accordance with the relevant procedures and principles, the extension fee has been determined as EUR 120 million (+ EUR 21.6 million VAT). The initial payment which includes the down payment for the extension fee and total amount of value-added tax, amounting to EUR 81.6 million, equivalent of which is TL 1.7 billion, has been paid on 7 April 2023. The remaining amount will be paid in two equal installments amounting to EUR 31.1 million within two years (on 30 April 2024, and 30 April 2025, respectively). Following the payment, it is predicted that the legal approval processes will be completed and amendment contracts for the extension of the GSM License Agreement will be signed. Further developments regarding this matter will be disclosed to the public in the upcoming period.